Accrued Liabilities	6 Months Ended
Jun. 30, 2023
Accrued Liabilities [Abstract]
Accrued Liabilities

6. Accrued Liabilities

Accrued liabilities consisted of the following:

	June 30, 2023	December 31, 2022
Accrued compensation	$404,364	$1,501,736
Accrued professional fees	702,944	794,021
Accrued insurance	201,989	590,936
Accrued sales and property taxes	1,294,305	171,660
Accrued interest and penalties	4,320,690	-
Other accrued expenses	385,759	84,624
Total accrued expenses	$7,310,051	$3,142,977

In April 2023, the Company received correspondence from the State of Texas assessing a sale and use tax liability of $1.2 million. The accrual is recorded under accrued liabilities of the condensed consolidated balance sheet.

Further, a total of $4,320,690 associated with liquidated damages and interest arising in connection with the RRA Amendment (defined below), is included as part of interest expense, net in the condensed consolidated statements of operations for the period ended June 30, 2023. Pursuant to the Company’s estimation as of March 31, 2023, $3,958,645 out of such total amount was previously recorded as an accrued liability and interest expense as part of interest expense, net in the restated condensed consolidated statements of operations for the first quarter of 2023. See “Note 12 – Notes Payable” for additional information.